Accounts receivable (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about accounts receivable [line items]
Accounts receivable secured to banks as collateral against loans	¥ 0	¥ 0
The maturity period of the notes receivable	from 1 to 12 months	from 1 to 12 months
The Company and its subsidiaries except for SinoSing Power [member]
Disclosure of detailed information about accounts receivable [line items]
Credit period	one month from the end of the month in which the sales are made
SinoSing Power [member]
Disclosure of detailed information about accounts receivable [line items]
Credit period	from 5 to 60 days from the dates of billings